SIGNIFICANT VENDORS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SIGNIFICANT VENDORS [Abstract]
SIGNIFICANT VENDORS

NOTE 14. - SIGNIFICANT VENDORS

The Company purchases its raw materials from various foreign and domestic suppliers several of which represent individually in excess of 10% of total purchases. Purchases of raw materials consist primarily of basic chemicals and packaging materials. The Company believes that it enjoys cordial relationships with all its suppliers but should the need arise; the Company believes that it could transition to alternate suppliers with minimal adverse impact. It does not have any formal long term purchase agreements with its suppliers. The Company does issue purchase orders based on its production plan, which may be modified or cancelled should its production plan change.

Purchases from significant vendors during Q212-YTD and their accounts payable at June 30, 2012 were:

Vendor	Purchase Amount	Percent	Accounts Payable	Percent

A	$515,683	23%	$35,650	4%
C	$266,088	12%	$77,228	9%

Purchases from significant venders during Q211-YTD and their accounts payable at June 30, 2011 were:

Vendor	Purchase Amount	Percent	Accounts Payable	Percent

A	$596,691	26%	$25,998	4%
B	$306,049	14%	$70,000	11%
C	$302,404	13%	$82,269	13%

NOTE 13. - SIGNIFICANT VENDORS

The Company purchases its raw materials from various foreign and domestic suppliers several of which represent individually in excess of 10% of total purchases. Purchases of raw materials consist primarily of basic chemicals and packaging materials. The Company believes that it enjoys cordial relationships with all its suppliers but should the need arise; the Company believes that it could transition to alternate suppliers with minimal adverse impact. It does not have any formal long term purchase agreements with its suppliers. The Company does issue purchase orders based on its production plan, which may be modified or cancelled should its production plan change. The Company had $412,284 in outstanding purchase orders at December 31, 2011.

Purchases from significant vendors during Q411-YTD and their accounts payable at December 31, 2011 were:

Vendor	Purchase Amount	Percent	Accounts Payables	Percent

A	$1,177,768	27%	$ 0	0%
B	$ 542,154	12%	$122,761	26%

Purchases from significant venders during Q410-YTD and their accounts payable at December 31, 2010 were:

Vendor	Purchase Amount	Percent	Accounts Payable	Percent

A	$443,528	27%	$ 0	0%
B	$ 165,371	10%	$ 0	0%
C	$ 276,400	17%	$ 0	0%